NOTE 24. Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Impaired Financing Receivable, Gross Amount	$ 45,450	$ 34,800
Impaired Financing Receivable, Allowance For Credit Losses	21,280	12,337
Impaired Financing Receivable, Total Carrying Amount	24,170	22,463
Direct financing and sales-type leases
Impaired Financing Receivable, Gross Amount	6,414	5,084
Impaired Financing Receivable, Allowance For Credit Losses	389	296
Impaired Financing Receivable, Total Carrying Amount	6,025	4,788
Accounts Receivable
Impaired Financing Receivable, Gross Amount	39,036	29,716
Impaired Financing Receivable, Allowance For Credit Losses	20,891	12,041
Impaired Financing Receivable, Total Carrying Amount	$ 18,145	$ 17,675